Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
a)	The detail of cash and cash equivalents as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Cash and Cash Equivalents	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
Cash balances	8,410	2,055	10,868
Bank balances	655,226	618,107	273,816
Time deposits	629,716	1,741,986	808,247
Other fixed-income instruments	179,411	327,308	575,937

Total	1,472,763	2,689,456	1,668,868

Summary of Cash and Cash Equivalents by Currency
b)	The detail of cash and cash equivalents by currency is as follows:

	Balance as of
Currency	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
Chilean peso	475	946,734	1,176,452
Argentine peso	219,761	214,806	63,202
Colombian peso	322,022	410,744	220,699
Brazilian real	470,360	297,395	128,428
Peruvian soles	145,950	151,841	48,932
U.S. dollar	306,590	667,936	31,155
Euros	7,605	-	-
Total	1,472,763	2,689,456	1,668,868

Summary of Reconciliation of Cash and Cash Equivalents
c)

The following table shows a reconciliation of cash and cash equivalents presented in the statement of financial position with cash and cash equivalents in the cash flow statement as of December 31, 2017, 2016 and January 1, 2016:

Cash and Cash Equivalents	Balance as of
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$
Cash and cash equivalents (statement of financial position)	1,472,763	2,689,456	1,668,868
Cash and cash equivalents attributable to assets held for distribution to owners (*)	-	-	203,140
Cash and cash equivalents (statement of cash flows)	1,472,763	2,689,456	1,872,008

(*)  See Note 6.1.II.i).

Summary of Amounts Received from Sale of Shares in Subsidiaries
d)	The following amounts have been received from the sale of shares in subsidiaries:

Loss of Control at Subsidiaries	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Amounts received for the sale of subsidiaries (1)	-	-	38.185
Amounts in cash and cash equivalents in entities sold	-	-	(28.044)
Total, net	-	-	10.141

Summary of Other Outflows of Cash Classified as Financing Activities
e)	Other outflows of cash classified as financing activities:
	For the years ended December
Other Payments from Financing Activities	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Cash and cash equivalents allocated to Enel Chile (1)	-	(238,127)	-
Payment for swap derivative transactions	-	(123,627)	(4,674)
Other miscellaneous itemized payments for financing activities	(28,433)	(108,151)	(25,754)
Total other payments from financing activities	(28,433)	(469,905)	(30,428)

Summary of Components of Other Payments for Operating Activities
f)	The following table sets forth the components of “Other payments for operating activities” line item in the Statement of Cash Flows:

	For the years ended December 31,
Other Payments from Operating Activities	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers) (1)	(1,921,496)	(1,228,307)	(1,235,926)
Payments for collections made under Codensa Hogar contract (2)	(566,795)	(452,883)	(540,374)
Payments for the Energy Development Account (CDE) (3)	(608,591)	(249,856)	(172,587)
Other miscellaneous itemized payments for operating activities (4)	(532,677)	(383,035)	(453,419)
Total other payments from operating activities	(3,629,559)	(2,314,081)	(2,402,306)

Summary of Changes in Liabilities Arising from Financing Activities

g)

The table below details the changes in the liabilities originating in the Group’s financing activities at December 31, 2017, including those changes representing cash flows and changes that do not represent cash flows. Liabilities originating in financing activities are those for which the cash flows were or will be classified in the cash flow statement as cash flows from financing activities:

Liabilities from financing activities	Balance at 1/1/2017 (1)	Cash flows from financing				Changes that do not represent cash flows							Balance at 31/12/2017 (1)
						Acquisition of subsidiaries	Sale of subsidiaries	Changes in fair value	Exchange differences	Financial costs (2)	New financial leases	Other changes
		From	Used (3)	Paid interest	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Bank Loans (Note 19.1)	964,845	783,342	(305,915)	(74,135)	403,292	55,421	-	(775)	(11,659)	94,163	-	(3,564)	1,501,723
Unsecured obligations with public (Note 19.1)	3,154,734	580,365	(573,994)	(237,702)	(231,331)	-	-	-	11,920	230,212	-	12,473	3,178,008
Financial lease (Note 19.1)	125,190	-	(46,975)	(5,984)	(52,959)	-	-	-	(175)	5,882	17,605	8,949	104,492
Other liabilities (Note 19.1)	63,001	125,345	(221,232)	(25,941)	(121,828)	271,607	-	(8,667)	(13,346)	28,874	-	94	219,735
Hedging derivatives (Note 21)	21,069	230	(15,958)	-	(15,728)	-	-	(10,688)	(3,371)	8,874	-	3,128	3,284
Non-hedging derivatives (Note 21)	-	174	(12,878)	-	(12,704)	-	-	13,235	105	2,526	-	-	3,162
Loans from related companies	-	257,453	(257,956)	(229)	(732)	-	-	-	503	229	-	-	-
Other accounts payable	118,969	13,995	(26,751)	-	(12,756)	-	-	-	(21,925)	27,798	-	-	112,086

Total	4,447,808	1,760,904	(1,461,659)	(343,991)	(44,746)	327,028	-	(6,895)	(37,948)	398,558	17,605	21,080	5,122,490

(1)	Corresponding to current and non-current portions.
(2)	This is accrual of interest.
(3)

The amount of the Repayment of loans in 2017 for ThUS$1,127,892 corresponds to Financing Cash Flows Used in bank Loans, unsecured public bonds, finance leases and other Accounts payable of this reconciliation